Interest and Finance Costs, net	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Interest And Finance Cost Disclosure [Abstract]
Interest and Finance Costs, net
12.    Interest and Finance Costs, net:

The amounts in the accompanying unaudited interim consolidated statements of comprehensive income / (loss) are analyzed as follows:
	March 31,
	2016	2017
Interest on long-term debt (Note 7)	$641	$644
Interest on promissory note (Note 3)	17	17
Amortization of financing costs	43	38
Total	$701	$699

12.	Interest and Finance Costs

The amounts in the accompanying consolidated statements of comprehensive income / (loss) are analyzed as follows:

	2014	2015	2016
Interest on long-term debt (Note 7)	$1,796	$2,359	$2,577
Interest on Promissory Note (Note 3)	—	12	69
Capitalized interest	(228)	(13)	—
Amortization of deferred financing costs (Note 7)	136	173	164
Total	$1,704	$2,531	$2,810